Business Combination - Assets and liabilities acquired at fair value (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 CAD ($)	Nov. 30, 2023	Sep. 30, 2023	May 31, 2023	Apr. 30, 2023	Feb. 28, 2023	Dec. 31, 2022 CAD ($)	Nov. 30, 2022	Jul. 31, 2022	Feb. 28, 2022	Jan. 31, 2022
Current assets
Cash and cash equivalentes	R$ 31,508	R$ 30,406
Fair value of acquired receivables	97,203	563,320
Inventory recognised as of acquisition date	18,360	3,675
Other Assets	49,194	62,017
Non-current assets
Other Assets	175,521	15,520
Investments		6,583
Property, plant and equipment recognised as of acquisition date	94,660	94,775
Identifiable intangible assets recognised as of acquisition date	523	198,993
Goodwill recognised as of acquisition date	213,123	508,174
Goodwill paid resulting from expected future profitability	382,052	508,174
Separately Identified Intangibles	900	392,804
Intangibles - workforce	0	24,001
Added Value of Fixed Assets	2,699	18,332
Current liabilities
Trade and other payables	(69,218)	117,945
Loans and Financing	(9,765)	(9,279)
Employee benefits	(9,487)	(65,916)
Current income tax payable	(19,248)	(13,574)
Related parties loans	0	0
Other liabilities	(90,053)	(31,435)
Non-current liabilities
Loans and Financing	(19,131)	(22,760)
Other liabilities	(91,134)	(13,469)
(-)Deferred taxes on Added Value	(1,224)	(147,946)
Non-controlling interest in acquiree recognised at acquisition date		(3,999)
Attributable to the Controlling Shareholders of the Group		939,101
Attributable to the non-controlling Shareholders of the Group	21,307	45,002
Attributable to the Controlling Shareholders of the Group	(1,278)
Identifiable assets acquired (liabilities assumed)	373,153	984,103
Consideration transferred, acquisition-date fair value	733,604	1,450,755
Cash And Cash Equivalent Recognised As Of Acquisition Date	(31,508)	(30,406)
Liabilities incurred	(285,206)	(330,309)
Cash paid, net of cash received	416,890	1,090,040
Primary	1,500	1,000
Secondary	363,844	1,449,755
Acquisition-date Non-cash Value	368,260
Secondary	(285,206)
Determining goodwill from expected future profitability
Added Value		(3,480)
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(939,101)
Goodwill recognised as of acquisition date	213,123	508,174
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	47,131	1,090,040	R$ 286,134
Goodwill recognised as of acquisition date	213,123	508,174
Business combinations [member]
Non-current assets
Goodwill paid resulting from expected future profitability	382,052
Non-current liabilities
Attributable to the Controlling Shareholders of the Group	351,552
Consideration transferred, acquisition-date fair value	733,604
Liabilities incurred	(285,206)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(351,552)
Girassol Apoio Marítimo Ltda [Member]
Current assets
Cash and cash equivalentes	1,526
Fair value of acquired receivables	1,501
Inventory recognised as of acquisition date	50
Other Assets	112
Non-current assets
Other Assets	943
Property, plant and equipment recognised as of acquisition date	3,425
Identifiable intangible assets recognised as of acquisition date	25
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	5,707
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	122
Loans and Financing	(47)
Employee benefits	(950)
Current income tax payable	(160)
Related parties loans	0
Other liabilities	(450)
Non-current liabilities
Loans and Financing	0
Other liabilities	(55)
Attributable to the Controlling Shareholders of the Group	4,638
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	5,798
Consideration transferred, acquisition-date fair value	10,345
Cash And Cash Equivalent Recognised As Of Acquisition Date	(1,526)
Liabilities incurred	(5,173)
Cash paid, net of cash received	3,646
Secondary	10,345
Secondary	(5,173)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(4,638)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 10,345
Percentage of voting equity interests acquired	80.00%			80.00%					80.00%
Goodwill recognised as of acquisition date	R$ 0
EKMAN - Serviços Ambientais e Oceanograficos Ltda [Member]
Current assets
Cash and cash equivalentes	2,924
Fair value of acquired receivables	425
Inventory recognised as of acquisition date	0
Other Assets	7
Non-current assets
Other Assets	0
Property, plant and equipment recognised as of acquisition date	490
Identifiable intangible assets recognised as of acquisition date	8
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	4,832
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	0
Loans and Financing	0
Employee benefits	(2)
Current income tax payable	(290)
Related parties loans	0
Other liabilities	(1,332)
Non-current liabilities
Loans and Financing	0
Other liabilities	0
Attributable to the Controlling Shareholders of the Group	1,338
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	2,230
Consideration transferred, acquisition-date fair value	6,170
Cash And Cash Equivalent Recognised As Of Acquisition Date	(2,924)
Liabilities incurred	(4,134)
Cash paid, net of cash received	(888)
Secondary	6,170
Secondary	(4,134)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(1,338)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 6,170
Percentage of voting equity interests acquired	60.00%			60.00%				60.00%
Goodwill recognised as of acquisition date	R$ 0
Plimsoll Serviços Ltda
Current assets
Cash and cash equivalentes	8,420
Fair value of acquired receivables	4,664
Inventory recognised as of acquisition date	0
Other Assets	753
Non-current assets
Other Assets	0
Property, plant and equipment recognised as of acquisition date	1,894
Identifiable intangible assets recognised as of acquisition date	0
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	27,449
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	1,677
Loans and Financing	(525)
Employee benefits	(924)
Current income tax payable	(3,283)
Related parties loans	0
Other liabilities	(5,581)
Non-current liabilities
Loans and Financing	0
Other liabilities	0
Attributable to the Controlling Shareholders of the Group	1,908
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	3,741
Consideration transferred, acquisition-date fair value	29,357
Cash And Cash Equivalent Recognised As Of Acquisition Date	(8,420)
Liabilities incurred	(14,679)
Cash paid, net of cash received	6,258
Secondary	29,357
Secondary	(14,679)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(1,908)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 29,357
Percentage of voting equity interests acquired	51.00%			51.00%				51.00%
Goodwill recognised as of acquisition date	R$ 0
DFA Contracting Ltd
Current assets
Cash and cash equivalentes	9,597
Fair value of acquired receivables	13,474
Inventory recognised as of acquisition date	0
Other Assets	517
Non-current assets
Other Assets	0
Property, plant and equipment recognised as of acquisition date	9,096
Identifiable intangible assets recognised as of acquisition date	0
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	31,345
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	2,699
Current liabilities
Trade and other payables	1,371
Loans and Financing	0
Employee benefits	0
Current income tax payable	0
Related parties loans	0
Other liabilities	(16)
Non-current liabilities
Loans and Financing	(1,258)
Other liabilities	(11,081)
(-)Deferred taxes on Added Value	(918)
Attributable to the Controlling Shareholders of the Group	20,739
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	20,739
Consideration transferred, acquisition-date fair value	52,084
Cash And Cash Equivalent Recognised As Of Acquisition Date	(9,597)
Liabilities incurred	(17,166)
Cash paid, net of cash received	25,321
Secondary	52,084
Secondary	(17,166)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(20,739)
Goodwill recognised as of acquisition date	R$ 0
Value of acquisition | $				$ 14,135
Percentage of voting equity interests acquired	100.00%			100.00%			100.00%
Goodwill recognised as of acquisition date	R$ 0
Solução Ambiental Engenharia, Participações e Negócios Ltda. [Member]
Current assets
Cash and cash equivalentes	1,953
Fair value of acquired receivables	9,023
Inventory recognised as of acquisition date	8,965
Other Assets	5,437
Non-current assets
Other Assets	103
Property, plant and equipment recognised as of acquisition date	29,210
Identifiable intangible assets recognised as of acquisition date	94
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	45,434
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	1,534
Loans and Financing	(6,279)
Employee benefits	(979)
Current income tax payable	(2,511)
Related parties loans	0
Other liabilities	(17,445)
Non-current liabilities
Loans and Financing	(4,723)
Other liabilities	(99)
(-)Deferred taxes on Added Value	0
Attributable to the Controlling Shareholders of the Group	10,167
Attributable to the non-controlling Shareholders of the Group	30
Attributable to the Controlling Shareholders of the Group	(1,278)
Identifiable assets acquired (liabilities assumed)	19,937
Consideration transferred, acquisition-date fair value	55,601
Cash And Cash Equivalent Recognised As Of Acquisition Date	(1,953)
Liabilities incurred	(34,286)
Cash paid, net of cash received	19,362
Secondary	55,601
Secondary	(34,286)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(10,167)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 55,601
Percentage of voting equity interests acquired	51.00%			51.00%		51.00%
Goodwill recognised as of acquisition date	R$ 0
Zenith Maritima Eireli [Member]
Current assets
Cash and cash equivalentes	473
Fair value of acquired receivables	492
Inventory recognised as of acquisition date	0
Other Assets	427
Non-current assets
Other Assets	114
Property, plant and equipment recognised as of acquisition date	1,075
Identifiable intangible assets recognised as of acquisition date	369
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	(229)
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	59
Loans and Financing	0
Employee benefits	(396)
Current income tax payable	(134)
Related parties loans	0
Other liabilities	(20)
Non-current liabilities
Loans and Financing	(229)
Other liabilities	(49)
(-)Deferred taxes on Added Value	0
Attributable to the Controlling Shareholders of the Group	1,238
Attributable to the non-controlling Shareholders of the Group	825
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	2,063
Consideration transferred, acquisition-date fair value	1,009
Cash And Cash Equivalent Recognised As Of Acquisition Date	(473)
Liabilities incurred	(673)
Cash paid, net of cash received	(137)
Secondary	1,009
Secondary	(673)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(1,238)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 1,009
Percentage of voting equity interests acquired	60.00%			60.00%	60.00%
Goodwill recognised as of acquisition date	R$ 0
Unidroid Robotica Do Brasil Ltda
Current assets
Cash and cash equivalentes	1,020
Fair value of acquired receivables	0
Inventory recognised as of acquisition date	1,789
Other Assets	234
Non-current assets
Other Assets	1,501
Property, plant and equipment recognised as of acquisition date	89
Identifiable intangible assets recognised as of acquisition date	0
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	3,236
Separately Identified Intangibles	900
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	7
Loans and Financing	0
Employee benefits	0
Current income tax payable	0
Related parties loans	0
Other liabilities	(11)
Non-current liabilities
Loans and Financing	0
Other liabilities	(2,731)
(-)Deferred taxes on Added Value	(306)
Attributable to the Controlling Shareholders of the Group	1,264
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	2,478
Consideration transferred, acquisition-date fair value	4,500
Cash And Cash Equivalent Recognised As Of Acquisition Date	(1,020)
Liabilities incurred	(3,000)
Cash paid, net of cash received	480
Primary	1,500
Secondary	3,000
Secondary	(3,000)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(1,264)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 4,500
Percentage of voting equity interests acquired	51.00%			51.00%
Goodwill recognised as of acquisition date	R$ 0
Smr Socorro Médico E Resgate Ltda
Current assets
Cash and cash equivalentes	3,240
Fair value of acquired receivables	6,705
Inventory recognised as of acquisition date	912
Other Assets	355
Non-current assets
Other Assets	4,985
Property, plant and equipment recognised as of acquisition date	7,766
Identifiable intangible assets recognised as of acquisition date	16
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	37,061
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	1,742
Loans and Financing	(635)
Employee benefits	(4,245)
Current income tax payable	(2,629)
Related parties loans	0
Other liabilities	(1,155)
Non-current liabilities
Loans and Financing	(370)
Other liabilities	(1,515)
(-)Deferred taxes on Added Value	0
Attributable to the Controlling Shareholders of the Group	8,182
Attributable to the non-controlling Shareholders of the Group	3,506
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	11,688
Consideration transferred, acquisition-date fair value	45,243
Cash And Cash Equivalent Recognised As Of Acquisition Date	(3,240)
Liabilities incurred	(45,243)
Cash paid, net of cash received	(3,240)
Secondary	45,243
Secondary	(45,243)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(8,182)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 45,243
Percentage of voting equity interests acquired	70.00%			70.00%
Goodwill recognised as of acquisition date	R$ 0
Ssmr Saude Ocupacional Ltda. Epp [Member]
Current assets
Cash and cash equivalentes	793
Fair value of acquired receivables	1,481
Inventory recognised as of acquisition date	126
Other Assets	112
Non-current assets
Other Assets	548
Property, plant and equipment recognised as of acquisition date	7,138
Identifiable intangible assets recognised as of acquisition date	0
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	1,661
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	179
Loans and Financing	(848)
Employee benefits	(1,272)
Current income tax payable	(594)
Related parties loans	0
Other liabilities	(2)
Non-current liabilities
Loans and Financing	0
Other liabilities	(5)
(-)Deferred taxes on Added Value	0
Attributable to the Controlling Shareholders of the Group	5,109
Attributable to the non-controlling Shareholders of the Group	2,190
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	7,298
Consideration transferred, acquisition-date fair value	6,770
Cash And Cash Equivalent Recognised As Of Acquisition Date	(793)
Liabilities incurred	(6,770)
Cash paid, net of cash received	(793)
Secondary	6,770
Secondary	(6,770)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(5,109)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 6,770
Percentage of voting equity interests acquired	70.00%			70.00%
Goodwill recognised as of acquisition date	R$ 0
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Current assets
Cash and cash equivalentes	882
Fair value of acquired receivables	1,153
Inventory recognised as of acquisition date	270
Other Assets	1,535
Non-current assets
Other Assets	440
Property, plant and equipment recognised as of acquisition date	6,453
Identifiable intangible assets recognised as of acquisition date	11
Goodwill recognised as of acquisition date	0
Goodwill paid resulting from expected future profitability	15,273
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	(218)
Loans and Financing	(1,431)
Employee benefits	(749)
Current income tax payable	(384)
Related parties loans	0
Other liabilities	(143)
Non-current liabilities
Loans and Financing	(4,752)
Other liabilities	(2,363)
(-)Deferred taxes on Added Value	0
Attributable to the Controlling Shareholders of the Group	493
Attributable to the non-controlling Shareholders of the Group	211
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	704
Consideration transferred, acquisition-date fair value	15,766
Cash And Cash Equivalent Recognised As Of Acquisition Date	(882)
Liabilities incurred	(15,766)
Cash paid, net of cash received	(882)
Secondary	15,766
Secondary	(15,766)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(493)
Goodwill recognised as of acquisition date	0
Value of acquisition	R$ 15,766
Percentage of voting equity interests acquired	70.00%			70.00%
Goodwill recognised as of acquisition date	R$ 0
1653395 Alberta Ltd ("165 AB")
Current assets
Cash and cash equivalentes	680
Fair value of acquired receivables	58,285
Inventory recognised as of acquisition date	6,248
Other Assets	39,705
Non-current assets
Other Assets	166,887
Property, plant and equipment recognised as of acquisition date	28,024
Identifiable intangible assets recognised as of acquisition date	0
Goodwill recognised as of acquisition date	213,123
Separately Identified Intangibles	0
Intangibles - workforce	0
Added Value of Fixed Assets	0
Current liabilities
Trade and other payables	(62,309)
Loans and Financing	0
Employee benefits	30
Current income tax payable	(9,263)
Related parties loans	0
Other liabilities	(63,898)
Non-current liabilities
Loans and Financing	(7,799)
Other liabilities	(73,236)
(-)Deferred taxes on Added Value	0
Attributable to the Controlling Shareholders of the Group	0
Identifiable assets acquired (liabilities assumed)	296,477
Consideration transferred, acquisition-date fair value	506,759
Cash And Cash Equivalent Recognised As Of Acquisition Date	(680)
Liabilities incurred	(138,316)
Cash paid, net of cash received	367,763
Secondary	138,499
Acquisition-date Non-cash Value	368,260
Secondary	(138,316)
Determining goodwill from expected future profitability
Goodwill recognised as of acquisition date	R$ 213,123
Percentage of voting equity interests acquired	100.00%			100.00%
Goodwill recognised as of acquisition date	R$ 213,123
Alberta LTD [Member]
Non-current assets
Goodwill paid resulting from expected future profitability	210,283
Non-current liabilities
Attributable to the Controlling Shareholders of the Group	296,476
Consideration transferred, acquisition-date fair value	506,759
Liabilities incurred	(138,316)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	R$ (296,476)
Value of acquisition | $				$ 138,755
Percentage of voting equity interests acquired	70.00%			70.00%
First Response Inc
Current assets
Cash and cash equivalentes		0
Fair value of acquired receivables		13,223
Inventory recognised as of acquisition date		628
Other Assets		382
Non-current assets
Other Assets		0
Investments		0
Property, plant and equipment recognised as of acquisition date		4,275
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		53,690
Separately Identified Intangibles		0
Intangibles - workforce		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		1,257
Loans and Financing		0
Employee benefits		0
Current income tax payable		(216)
Related parties loans		0
Other liabilities		(1,502)
Non-current liabilities
Loans and Financing		0
Other liabilities		0
(-)Deferred taxes on Added Value		0
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		15,533
Attributable to the non-controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		15,533
Consideration transferred, acquisition-date fair value		69,223
Cash And Cash Equivalent Recognised As Of Acquisition Date		0
Liabilities incurred		(40,907)
Cash paid, net of cash received		28,316
Secondary		69,223
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(15,533)
Goodwill recognised as of acquisition date		R$ 53,690
Value of acquisition | $										$ 16,625
Percentage of voting equity interests acquired		100.00%								100.00%			100.00%
Goodwill recognised as of acquisition date		R$ 53,690
Dracares Apoio Martimo e Porturio Ltda
Current assets
Cash and cash equivalentes		985
Fair value of acquired receivables		4,249
Inventory recognised as of acquisition date		2,012
Other Assets		10,079
Non-current assets
Other Assets		3,642
Investments		0
Property, plant and equipment recognised as of acquisition date		20,366
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		73,431
Separately Identified Intangibles		0
Intangibles - workforce		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		1,243
Loans and Financing		(1,787)
Employee benefits		(862)
Current income tax payable		(1,429)
Related parties loans		0
Other liabilities		(10,351)
Non-current liabilities
Loans and Financing		(2,439)
Other liabilities		(61)
(-)Deferred taxes on Added Value		0
Non-controlling interest in acquiree recognised at acquisition date		(3,999)
Attributable to the Controlling Shareholders of the Group		9,773
Attributable to the non-controlling Shareholders of the Group		9,389
Identifiable assets acquired (liabilities assumed)		19,162
Consideration transferred, acquisition-date fair value		86,684
Cash And Cash Equivalent Recognised As Of Acquisition Date		(985)
Liabilities incurred		0
Cash paid, net of cash received		85,699
Secondary		86,684
Determining goodwill from expected future profitability
Added Value		(3,480)
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(9,773)
Goodwill recognised as of acquisition date		73,431
Value of acquisition		R$ 86,684
Percentage of voting equity interests acquired		51.00%								51.00%
Goodwill recognised as of acquisition date		R$ 73,431
Flyone Servico Aereo Especializado, Comercio e Servico Ltda
Current assets
Cash and cash equivalentes		3,125
Fair value of acquired receivables		2,109
Inventory recognised as of acquisition date		0
Other Assets		16,854
Non-current assets
Other Assets		4,190
Investments		0
Property, plant and equipment recognised as of acquisition date		36,657
Identifiable intangible assets recognised as of acquisition date		4
Goodwill recognised as of acquisition date		27,032
Separately Identified Intangibles		6,385
Intangibles - workforce		0
Added Value of Fixed Assets		16,865
Current liabilities
Trade and other payables		6,306
Loans and Financing		(6,716)
Employee benefits		(123)
Current income tax payable		(7,073)
Related parties loans		0
Other liabilities		(1,466)
Non-current liabilities
Loans and Financing		(7,724)
Other liabilities		(3,841)
(-)Deferred taxes on Added Value		(7,905)
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		22,968
Attributable to the non-controlling Shareholders of the Group		22,067
Identifiable assets acquired (liabilities assumed)		45,035
Consideration transferred, acquisition-date fair value		50,000
Cash And Cash Equivalent Recognised As Of Acquisition Date		(3,125)
Liabilities incurred		(25,000)
Cash paid, net of cash received		21,875
Secondary		50,000
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(22,968)
Goodwill recognised as of acquisition date		27,032
Value of acquisition		R$ 50,000
Percentage of voting equity interests acquired		51.00%								51.00%				51.00%
Goodwill recognised as of acquisition date		R$ 27,032
RG Consultoria Tcnica Ambiental S.A. and RG Consultoria Tcnica Ambiental Brasil Ltda
Current assets
Cash and cash equivalentes		2,843
Fair value of acquired receivables		907
Inventory recognised as of acquisition date		0
Other Assets		243
Non-current assets
Other Assets		0
Investments		0
Property, plant and equipment recognised as of acquisition date		689
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		18,311
Separately Identified Intangibles		0
Intangibles - workforce		0
Added Value of Fixed Assets		1,351
Current liabilities
Trade and other payables		14
Loans and Financing		(224)
Employee benefits		(79)
Current income tax payable		(60)
Related parties loans		0
Other liabilities		(2,071)
Non-current liabilities
Loans and Financing		0
Other liabilities		0
(-)Deferred taxes on Added Value		(459)
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		1,594
Attributable to the non-controlling Shareholders of the Group		1,532
Identifiable assets acquired (liabilities assumed)		3,126
Consideration transferred, acquisition-date fair value		19,905
Cash And Cash Equivalent Recognised As Of Acquisition Date		(2,843)
Liabilities incurred		(10,000)
Cash paid, net of cash received		7,062
Secondary		19,905
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(1,594)
Goodwill recognised as of acquisition date		18,311
Value of acquisition		R$ 19,905
Percentage of voting equity interests acquired		51.00%								51.00%
Goodwill recognised as of acquisition date		R$ 18,311
Ambipar Response Analytical S/A.
Current assets
Cash and cash equivalentes		889
Fair value of acquired receivables		824
Inventory recognised as of acquisition date		0
Other Assets		42
Non-current assets
Other Assets		1,000
Investments		0
Property, plant and equipment recognised as of acquisition date		149
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		1,377
Separately Identified Intangibles		0
Intangibles - workforce		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		19
Loans and Financing		(81)
Employee benefits		(81)
Current income tax payable		(169)
Related parties loans		0
Other liabilities		(144)
Non-current liabilities
Loans and Financing		0
Other liabilities		0
(-)Deferred taxes on Added Value		0
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		1,229
Attributable to the non-controlling Shareholders of the Group		1,181
Identifiable assets acquired (liabilities assumed)		2,410
Consideration transferred, acquisition-date fair value		2,606
Cash And Cash Equivalent Recognised As Of Acquisition Date		(889)
Liabilities incurred		(803)
Cash paid, net of cash received		914
Primary		1,000
Secondary		1,606
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(1,229)
Goodwill recognised as of acquisition date		1,377
Value of acquisition		R$ 2,606
Percentage of voting equity interests acquired		51.00%								51.00%
Goodwill recognised as of acquisition date		R$ 1,377
CTA Serviços em Meio Ambiente Ltda. [Member]
Current assets
Cash and cash equivalentes		387
Fair value of acquired receivables		279
Inventory recognised as of acquisition date		0
Other Assets		42
Non-current assets
Other Assets		1,753
Investments		0
Property, plant and equipment recognised as of acquisition date		3,534
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		20,371
Separately Identified Intangibles		0
Intangibles - workforce		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		476
Loans and Financing		0
Employee benefits		(270)
Current income tax payable		(592)
Related parties loans		0
Other liabilities		(355)
Non-current liabilities
Loans and Financing		(78)
Other liabilities		(29)
(-)Deferred taxes on Added Value		0
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		4,195
Attributable to the non-controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		4,195
Consideration transferred, acquisition-date fair value		24,566
Cash And Cash Equivalent Recognised As Of Acquisition Date		(387)
Liabilities incurred		(14,620)
Cash paid, net of cash received		9,559
Secondary		24,566
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(4,195)
Goodwill recognised as of acquisition date		20,371
Value of acquisition		R$ 24,366
Percentage of voting equity interests acquired		100.00%								100.00%		100.00%
Goodwill recognised as of acquisition date		R$ 20,371
Graham Utility Hydrovac Services
Current assets
Cash and cash equivalentes		2,172
Fair value of acquired receivables		2,048
Inventory recognised as of acquisition date		0
Other Assets		0
Non-current assets
Other Assets		3,709
Investments		0
Property, plant and equipment recognised as of acquisition date		414
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		21,942
Separately Identified Intangibles		6,514
Intangibles - workforce		0
Added Value of Fixed Assets		116
Current liabilities
Trade and other payables		19
Loans and Financing		(74)
Employee benefits		413
Current income tax payable		(392)
Related parties loans		0
Other liabilities		(4,818)
Non-current liabilities
Loans and Financing		(330)
Other liabilities		227
(-)Deferred taxes on Added Value		(2,254)
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		7,726
Attributable to the non-controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		7,726
Consideration transferred, acquisition-date fair value		29,668
Cash And Cash Equivalent Recognised As Of Acquisition Date		(2,172)
Liabilities incurred		(10,387)
Cash paid, net of cash received		17,109
Secondary		29,668
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(7,726)
Goodwill recognised as of acquisition date		R$ 21,942
Value of acquisition | $										$ 7,200
Percentage of voting equity interests acquired		100.00%								100.00%		100.00%
Goodwill recognised as of acquisition date		R$ 21,942
C-Tank
Current assets
Cash and cash equivalentes		8,866
Fair value of acquired receivables		7,262
Inventory recognised as of acquisition date		722
Other Assets		5,539
Non-current assets
Other Assets		25
Investments		0
Property, plant and equipment recognised as of acquisition date		6,313
Identifiable intangible assets recognised as of acquisition date		47
Goodwill recognised as of acquisition date		24,054
Separately Identified Intangibles		0
Intangibles - workforce		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		1,210
Loans and Financing		(397)
Employee benefits		(1,604)
Current income tax payable		(2,264)
Related parties loans		0
Other liabilities		(4)
Non-current liabilities
Loans and Financing		(836)
Other liabilities		(351)
(-)Deferred taxes on Added Value		0
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		11,275
Attributable to the non-controlling Shareholders of the Group		10,833
Identifiable assets acquired (liabilities assumed)		22,108
Consideration transferred, acquisition-date fair value		35,329
Cash And Cash Equivalent Recognised As Of Acquisition Date		(8,866)
Liabilities incurred		(17,850)
Cash paid, net of cash received		8,613
Secondary		35,329
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(11,275)
Goodwill recognised as of acquisition date		24,054
Value of acquisition		R$ 35,000
Percentage of voting equity interests acquired		51.00%								51.00%
Goodwill recognised as of acquisition date		R$ 24,054
Ridgeline Canada Inc
Current assets
Cash and cash equivalentes		0
Fair value of acquired receivables		51,455
Inventory recognised as of acquisition date		313
Other Assets		25,305
Non-current assets
Other Assets		361
Investments		0
Property, plant and equipment recognised as of acquisition date		3,534
Identifiable intangible assets recognised as of acquisition date		15,322
Goodwill recognised as of acquisition date		66,950
Separately Identified Intangibles		23,822
Intangibles - workforce		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		29,202
Loans and Financing		0
Employee benefits		(127)
Current income tax payable		0
Related parties loans		0
Other liabilities		(1,711)
Non-current liabilities
Loans and Financing		(11,353)
Other liabilities		(2,247)
(-)Deferred taxes on Added Value		(8,099)
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		67,373
Attributable to the non-controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		67,373
Consideration transferred, acquisition-date fair value		134,323
Cash And Cash Equivalent Recognised As Of Acquisition Date		0
Liabilities incurred		(52,915)
Cash paid, net of cash received		81,408
Secondary		134,323
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(67,373)
Goodwill recognised as of acquisition date		R$ 66,950
Value of acquisition | $										$ 33,000
Percentage of voting equity interests acquired		100.00%								100.00%
Goodwill recognised as of acquisition date		R$ 66,950
Witt O'Briens LLC
Current assets
Cash and cash equivalentes		11,139
Fair value of acquired receivables		480,964
Inventory recognised as of acquisition date		0
Other Assets		3,531
Non-current assets
Other Assets		840
Investments		6,583
Property, plant and equipment recognised as of acquisition date		18,844
Identifiable intangible assets recognised as of acquisition date		183,620
Goodwill recognised as of acquisition date		201,016
Separately Identified Intangibles		356,083
Intangibles - workforce		24,001
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		78,199
Loans and Financing		0
Employee benefits		(63,183)
Current income tax payable		(1,379)
Related parties loans		0
Other liabilities		(9,013)
Non-current liabilities
Loans and Financing		0
Other liabilities		(7,167)
(-)Deferred taxes on Added Value		(129,229)
Non-controlling interest in acquiree recognised at acquisition date		0
Attributable to the Controlling Shareholders of the Group		797,435
Attributable to the non-controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		797,435
Consideration transferred, acquisition-date fair value		998,451
Cash And Cash Equivalent Recognised As Of Acquisition Date		(11,139)
Liabilities incurred		(157,827)
Cash paid, net of cash received		829,485
Secondary		998,451
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(797,435)
Goodwill recognised as of acquisition date		201,016
Value of acquisition		R$ 184,673
Percentage of voting equity interests acquired		100.00%								100.00%	100.00%
Goodwill recognised as of acquisition date		R$ 201,016
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A.
Determining goodwill from expected future profitability
Percentage of voting equity interests acquired	5000.00%			5000.00%